ACCOUNTS PAYABLE AND ACCRUED CHARGES AND PROVISIONS (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED CHARGES AND PROVISIONS
Trade and accruals	$ 575.1	$ 579.5
Salaries and employee benefits	145.8	139.0
Interest payable	56.5	49.9
Provisions	15.9	27.0
Stock-based compensation	11.7	18.9
Total accounts payable and accrued charges	$ 805.0	$ 814.3	$ 749.6